Debt (Schedule Of Other Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
Other debt	$ 1,568,198
Pre-Delivery Payment Facilities [Member]
Debt Instrument [Line Items]
Other debt	47,436
Secured Aircraft Portfolio Transactions [Member]
Debt Instrument [Line Items]
Other debt	232,614
Secured Aircraft Financings [Member]
Debt Instrument [Line Items]
Other debt	1,000,302
Facilities For General Corporate Purposes [Member]
Debt Instrument [Line Items]
Other debt	170,000
Japanese Operating Lease [Member]
Debt Instrument [Line Items]
Other debt	75,011
Other Financings [Member]
Debt Instrument [Line Items]
Other debt	$ 42,835